SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Segment reporting
Number of operating segment	1
Total net revenues	$ 382,407	$ 292,417	$ 200,010
Apparel
Segment reporting
Total net revenues	138,570	86,459	80,274
Other general merchandise
Segment reporting
Total net revenues	$ 243,837	$ 205,958	$ 119,736